Offerings	Aug. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2029
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,246,687,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,167.54
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2031
Amount Registered | shares	1,100,000,000
Maximum Aggregate Offering Price	$ 1,094,368,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,132.22
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2033
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 645,905,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,199.48
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 743,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 102,671.83
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.